Consolidation of subsidiaries	12 Months Ended
Dec. 31, 2017
Consolidation of subsidiaries [Abstract]
Consolidation of subsidiaries

4. Consolidation of subsidiaries

	At December 31, 2017
Company	Assets	Liabilities	Equity	Net income (loss) for the year	Ownership - %	Level
PagSeguro Brazil	7,553,504	6,686,516	866,988	478,781	99.99	Direct
Net+Phone	1,018,218	974,260	43,958	(8,441)	99.99	Indirect
Boa Compra	629,246	609,284	19,962	5,715	99.99	Indirect
BCPS	1,236	251	985	429	99.50	Indirect
R2TECH	2,460	894	1,566	1,307	51.00	Indirect
BIVA	2,482	1,730	752	(1,569)	59.31	Indirect
FIDC	182,163	404	181,759	1,758	100	Indirect

Operations of the subsidiaries

•         PagSeguro Brazil: is engaged in providing financial technology solutions and services and the corresponding related activities. PagSeguro Brazil has investments in the following companies:

o    Net+Phone: Is mainly engaged in acquisition and selling POS (Point of sale) devices and similar items. On July 29, 2016, UOL transferred its investment in Net+Phone to PagSeguro Brazil, as a capital contribution, in the amount of R$ 44,317.

o    Boa Compra: Allows its clients to operate cross-border transactions where the merchant and consumer are located in different countries across Latin America, Spain, Portugal and Turkey. On April 5, 2011, UBN Internet Ltda. (“UBN”), a subsidiary of UOL, acquired a 51% equity interest in Boa Compra. On July 26, 2013, UBN acquired additional 24% equity interest, increasing its total ownership in Boa Compra to 75%. In May 2016, UBN acquired the remaining 25% equity interest, becoming the owner of 100% of Boa Compra. On July 29, 2016, UBN's equity interest in Boa Compra was spun off to its parent company UOL. Subsequently, UOL transferred its 100% equity interest in Boa Compra to PagSeguro Brazil as a capital contribution, in the total amount of R$ 12,034.

o    BCPS: On January 1, 2017, PagSeguro Brazil acquired 99.5% of the share capital and obtained the control of BCPS. BCPS's main activity is to enable clients of the PagSeguro Brazil Group to operate cross-border transactions where the merchant and the consumer are located in different countries of Latin America, Spain, Portugal and Turkey.

o    R2TECH: On May 2, 2017, PagSeguro Brazil acquired 51% of the share capital and obtained the control of R2TECH. R2TECH's main activity is in the information technology industry, focused on the processing of back-office solutions, including sales reconciliation, gateway solutions and services, the capture of credit cards with administrators and acquirers.

o    BIVA: On October 3, 2017, PagSeguro Brazil acquired a controlling interest of 51.41% in BIVACO Holdings SA, whose main objective is to acquire participations in other companies, commercial or civil, as partner, shareholder or quotaholder, as well as the management of these holdings. In November 2017, PagSeguro Brazil acquired an additional interest in BIVA, bringing our total interest to 59.3% of BIVA's. BIVA has investments in the following subsidiaries:

▪  Biva Serviços Financeiros S.A : whose main objective is the intermediation between investors, financial institution and credit borrowers by medium of electronic platform;

▪  Biva Correspondente Bancário Ltda: whose main objective is to structure financing for small and medium enterprises following the model crowdfunding, in the peer-to-peer modality.

o    FIDC: On October 4, 2017, FIDC was constituted for the purpose of acquiring payables to third parties held by PagSeguro Brazil (“Assignor”). PagSeguro Brazil consolidates the financial statements of FIDC, which represents an investment fund constituted to finance the growth of PagSeguro Brazil's early payment of receivables feature. The consolidation is justified by the fact that the risks of default and the responsibility for expenses and administration related to the FIDC are linked to subordinated quotas held by the PagSeguro Brazil.